Expense Example, No Redemption ((WFA Income Funds - Retail), USD $)	0 Months Ended
Mar. 01, 2013
(WFA Emerging Markets Local Bond Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 201
Expense Example, No Redemption, 3 Years	836
(WFA International Bond Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	561
Expense Example, No Redemption, 5 Years	968
Expense Example, No Redemption, 10 Years	1,814
(WFA International Bond Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	561
Expense Example, No Redemption, 5 Years	968
Expense Example, No Redemption, 10 Years	$ 2,104